Note 10 - Long-term Debt - Financing Costs Included in Loan Balances (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Balance, at beginning of the period	$ 6,797
Additions	2,063
Amortization and write-off	(1,296)
Balance, at end of the period	7,564
Less: Current portion of financing costs	(2,624)
Financing costs, non-current portion	$ 4,940